UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07444

American Strategic Income Portfolio Inc. III

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 28, 2014

ASP	American Strategic Income Portfolio Inc.

BSP	American Strategic Income Portfolio Inc. II

CSP	American Strategic Income Portfolio Inc. III

SLA	American Select Portfolio Inc.

First American Mortgage Funds

OUR IMAGE–GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

1	Explanation of Financial Statements

2	Fund Overviews

6	Schedule of Investments

25	Statements of Assets and Liabilities

26	Statements of Operations

28	Statements of Changes in Net Assets

30	Statements of Cash Flows

31	Financial Highlights

35	Notes to Financial Statements

49	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in one or more of the funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund’s net asset value (“NAV”) and market price per share. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund’s shares trade. This price, which may be higher or lower than the fund’s NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund’s securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	1

Fund Overviews

American Strategic Income Portfolio (ASP)

Portfolio Allocation

As a percentage of total investments on February 28, 2014

Commercial Loans	28%
Preferred Stocks	28
Corporate Bonds	24
U.S. Government Agency Mortgage-Backed Securities	10
Corporate Note	5
Real Estate Owned	3
Short-Term Investment	2
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2014. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2014, based on the fair value outstanding.

Single family loans
Current	100.0%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	0.0
100.0%

Multifamily and commercial loans
Current	100.0%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	0.0
100.0%

2	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

Portfolio Allocation

As a percentage of total investments on February 28, 2014

Commercial Loans	30%
Preferred Stocks	26
Corporate Bonds	21
Multifamily Loans	12
Corporate Notes	5
U.S. Government Agency Mortgage-Backed Securities	4
Asset-Backed Security	1
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2014. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2014, based on the fair value outstanding.

Single family loans
Current	85.6%
30 Days	14.4
60 Days	0.0
90 Days	0.0
120+ Days	0.0
100.0%

Multifamily and commercial loans
Current	94.4%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	5.6
100.0%

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	3

Fund Overviews

American Strategic Income Portfolio III (CSP)

Portfolio Allocation

As a percentage of total investments on February 28, 2014

Commercial Loans	29%
Corporate Bonds	29
Preferred Stocks	27
Multifamily Loans	10
U.S. Government Agency Mortgage-Backed Securities	4
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2014. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2014, based on the fair value outstanding.

Multifamily and commercial loans
Current	75.5%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	24.5
100.0%

4	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Select Portfolio (SLA)

Portfolio Allocation

As a percentage of total investments on February 28, 2014

Preferred Stocks	27%
Commercial Loans	25
Corporate Bonds	24
U.S. Government Agency Mortgage-Backed Securities	9
Multifamily Loans	8
Corporate Notes	5
Short-Term Investment	1
Asset-Backed Security	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2014. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2014, based on the fair value outstanding.

Multifamily and commercial loans
Current	91.6%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	8.4
100.0%

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	5

Schedule of Investments	February 28, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 40.4%
Commercial Loans — 40.2%
45755 Five Mile Road, Plymouth Township, MI, 4.13%, 1/1/19 r	12/30/13	$1,123,048	$1,123,048	$1,123,048
Apple Valley Retail Center, Apple Valley, MN, 4.78%, 10/1/23	9/26/13	1,485,756	1,485,756	1,529,248
Carl’s Jr., Idaho Springs, CO, 4.13%, 5/1/23	4/23/13	1,464,770	1,464,770	1,454,829
Chicago Social Security Building, Chicago, IL, 4.78%, 6/1/22	5/31/12	2,080,028	2,080,028	2,184,029
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	1,792,415	1,792,415	1,882,035
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12 §	9/9/02	1,122,179	1,122,179	651,289
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17	6/28/07	1,221,112	1,221,112	1,282,168
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17	6/28/07	1,959,648	1,959,648	1,979,245
Palace Court, Santa Fe, NM, 4.88%, 8/1/15	10/2/06	1,858,914	1,858,914	1,033,556
Park Place, Northbrook, IL, 5.23%, 12/1/23	11/15/13	2,492,760	2,492,760	2,617,398
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,275,379	1,275,379	1,313,641
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,620,158	1,620,158	1,652,561

			19,496,167	18,703,047

Single Family Loans — 0.2%
American Portfolio, 1 loan, California, 3.00%, 1/1/17	7/18/95	8,026	7,645	7,989
Bank of New Mexico, 1 loan, New Mexico, 3.63%, 2/1/18	5/31/96	14,278	14,278	14,706
Bluebonnet Savings & Loan, 1 loan, Texas, 2.88%, 11/1/15	5/22/92	9,481	9,481	9,579
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	28,055	26,653	28,898
Nomura III, 1 loan, California, 4.00%, 5/1/19	9/29/95	30,477	27,549	30,924

			85,606	92,096

Total Whole Loans			19,581,773	18,795,143

Corporate Note ¥ — 7.6%
Fixed Rate — 7.6%
Stratus Properties V, 7.25%, 3/31/15	6/1/07	3,500,000	3,500,000	3,535,000

Corporate Bonds — 34.0%
Real Estate Investment Trusts — 34.0%
BioMed Realty, 4.25%, 7/15/22		470,000	490,773	468,014
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		1,500,000	1,485,376	1,465,674
CommonWealth REIT, 5.88%, 9/15/20 ☒		1,325,000	1,422,871	1,423,818
Digital Realty, 3.63%, 10/1/22 ☒		1,500,000	1,498,179	1,386,251
Essex Portfolio, 3.63%, 8/15/22 ☒		679,000	647,844	658,046
Health Care REIT, 3.75%, 3/15/23		490,000	494,374	481,515
Host Hotels & Resorts, 5.25%, 3/15/22		495,000	511,750	537,402
Liberty Property, 3.38%, 6/15/23 ☒		1,500,000	1,496,777	1,412,268
Mid-America Apartments, 4.30%, 10/15/23 ☒		1,170,000	1,166,256	1,182,587
National Retail Properties, 3.80%, 10/15/22		1,225,000	1,263,409	1,214,298
Post Apartment Homes, 3.38%, 12/1/22		395,000	394,772	373,846
Realty Income, 4.65%, 8/1/23		265,000	268,814	278,512
Senior Housing Properties, 5.63%, 8/1/42 ☒		525,000	512,400	435,519
Ventas Realty, 4.75%, 6/1/21 ☒		1,350,000	1,462,416	1,452,932
Ventas Realty, 5.45%, 3/15/43		1,605,650	1,613,463	1,434,809
Weingarten Realty Investors, 3.38%, 10/15/22 ☒		1,700,000	1,701,385	1,612,525

Total Corporate Bonds			16,430,859	15,818,016

U.S. Government Agency Mortgage-Backed Securities — 13.5%
Fixed Rate — 13.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		95,465	96,387	102,390

The accompanying notes are an integral part of the financial statements.

6	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

9.00%, 7/1/30, #C40149	$27,781	$28,264	$33,161
5.00%, 5/1/39, #G05430 a	364,671	372,974	397,571
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	26,991	27,113	27,967
5.00%, 7/1/18, #724954 a	426,365	426,169	457,096
6.50%, 6/1/29, #252497 a	35,346	35,194	39,954
7.50%, 5/1/30, #535289 a	11,578	11,325	13,250
8.00%, 5/1/30, #538266 a	6,646	6,591	6,967
6.00%, 5/1/31, #535909 a	51,548	51,742	58,117
6.50%, 11/1/31, #613339 a	40,262	40,858	45,874
5.50%, 7/1/33, #720735 a	424,139	420,650	470,053
5.00%, 7/1/39, #935588 a	230,303	235,055	252,151
4.00%, 12/1/40, #AB1959 a	853,812	851,601	896,121
4.00%, 12/1/40, #MA0583 a	390,020	394,070	409,272
4.00%, 1/1/41, #MA0614 a	635,515	629,557	666,899
3.50%, 3/1/41, #AE0981 a	1,139,662	1,174,779	1,156,782
3.50%, 3/1/42, #AB4749 a	1,201,555	1,241,373	1,219,566

Total U.S. Government Agency Mortgage-Backed Securities		6,043,702	6,253,191

Preferred Stocks — 39.5%
Real Estate Investment Trusts — 39.5%
Alexandria Real Estate Equities, Series E ☒	60,403	1,530,438	1,410,410
Boston Properties, Series B ☒	63,450	1,516,775	1,329,849
CommonWealth REIT, Series E ☒	58,480	1,508,824	1,401,695
Developers Diversified Realty, Series H ☒	3,193	65,457	80,751
Digital Realty, Series E ☒	48,414	1,231,102	1,166,477
Digital Realty, Series F ☒	6,000	152,580	137,813
Digital Realty, Series G	4,905	110,407	98,389
Duke Realty, Series J ☒	2,100	52,246	50,881
Duke Realty, Series L ☒	8,750	167,300	212,004
Equity Residential Properties, Series K ☒	10,000	557,500	600,313
Health Care REIT, Series J ☒	57,700	1,490,045	1,398,013
Hospitality Properties, Series D ☒	29,652	803,365	741,003
Kimco Realty, Series H	6,400	159,360	164,864
Kimco Realty, Series I	9,141	228,777	208,815
Kimco Realty, Series J ☒	20,000	503,000	419,600
Kimco Realty, Series K	6,519	167,212	139,181
National Retail Properties, Series D ☒	59,996	1,522,323	1,428,505
National Retail Properties, Series E	1,500	29,250	30,915
PS Business Parks, Series R ☒	9,500	234,175	240,445
PS Business Parks, Series S	24,291	606,546	574,968
PS Business Parks, Series T ☒	24,875	617,919	558,195
Public Storage, Series T	3,859	99,948	87,638
Public Storage, Series U ☒	41,000	954,300	911,430
Public Storage, Series V	2,960	75,036	63,166
Public Storage, Series W	11,000	277,750	228,030
Realty Income, Series E ☒	38,666	754,155	966,650
Realty Income, Series F	12,000	320,160	299,400
Regency Centers, Series F ☒	47,900	1,292,250	1,151,947
Regency Centers, Series G	5,000	126,900	108,906
Simon Property Group, Series J ☒	11,000	511,500	691,282
Vornado Realty, Series G ☒	30,000	483,000	753,750
Vornado Realty, Series J	3,614	89,989	92,157
Vornado Realty, Series K ☒	12,007	303,697	263,314
Vornado Realty, Series L	4,000	98,600	83,375

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	7

Schedule of Investments	February 28, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE ¶

Weingarten Realty Investors, Series F ☒	10,929	$260,657	$264,373

Total Preferred Stocks		18,902,543	18,358,504

Total Unaffiliated Investments		64,458,877	62,759,854

Real Estate Owned ¥ ● — 3.6%
The Storage Place, Marana, AZ		3,189,940	1,700,000

Short-Term Investment — 3.2%
First American Prime Obligations Fund, Class Z, 0.02% W	1,474,112	1,474,112	1,474,112

Total Investments ▲ — 141.8%		$69,122,929	$65,933,966

Other Assets and Liabilities, Net — (41.8)%			(19,432,232)

Total Net Assets — 100.0%			$46,501,734

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2014, the total fair value of these securities was $24,030,143 or 51.7% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2014. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2014.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2014.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2014.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On February 28, 2014, securities valued at $27,208,320 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$13,800,000	1.01%	$385

*	Interest rate as of February 28, 2014. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Brandywine Operating Partnership, 3.95%, 2/15/23, $1,500,000 par

CommonWealth REIT, 5.88%, 9/15/20, $1,325,000 par

Digital Realty, 3.63%, 10/1/22, $1,500,000 par

Essex Portfolio, 3.63%, 8/15/22, $679,000 par

Liberty Property, 3.38%, 6/15/23, $1,500,000 par

Mid-America Apartments, 4.30%, 10/15/23, $1,170,000 par

Senior Housing Properties, 5.63%, 8/1/42, $525,000 par

Ventas Realty, 4.75%, 6/1/21, $1,350,000 par

Weingarten Realty Investors, 3.38%, 10/15/22, $1,700,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 60,403 shares

Boston Properties, Series B, 63,450 shares

CommonWealth REIT, Series E, 58,480 shares

Developers Diversified Realty, Series H, 3,193 shares

Digital Realty, Series E, 48,414 shares

Digital Realty, Series F, 6,000 shares

Duke Realty, Series J, 2,100 shares

Duke Realty, Series L, 8,750 shares

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Strategic Income Portfolio (ASP)

Equity Residential Properties, Series K, 10,000 shares

Health Care REIT, Series J, 57,700 shares

Hospitality Properties, Series D, 29,652 shares

Kimco Realty, Series J, 20,000 shares

National Retail Properties, Series D, 59,996 shares

PS Business Parks, Series R, 9,500 shares

PS Business Parks, Series T, 24,875 shares

Public Storage, Series U, 41,000 shares

Realty Income, Series E, 38,666 shares

Regency Centers, Series F, 47,900 shares

Simon Property Group, Series J, 11,000 shares

Vornado Realty, Series G, 30,000 shares

Vornado Realty, Series K, 12,007 shares

Weingarten Realty Investors, Series F, 10,929 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2014, securities valued at $6,220,030 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$5,946,000	2/6/14	0.36%	3/7/14	$1,368	(1)

*	Interest rate as of February 28, 2014. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $95,465 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $364,671 par

Federal National Mortgage Association, 6.00%, 10/1/16, $26,991 par

Federal National Mortgage Association, 5.00%, 7/1/18, $426,365 par

Federal National Mortgage Association, 6.50%, 6/1/29, $35,346 par

Federal National Mortgage Association, 7.50%, 5/1/30, $11,578 par

Federal National Mortgage Association, 8.00%, 5/1/30, $6,646 par

Federal National Mortgage Association, 6.00%, 5/1/31, $51,548 par

Federal National Mortgage Association, 6.50%, 11/1/31, $40,262 par

Federal National Mortgage Association, 5.50%, 7/1/33, $424,139 par

Federal National Mortgage Association, 5.00%, 7/1/39, $230,303 par

Federal National Mortgage Association, 4.00%, 12/1/40, $853,812 par

Federal National Mortgage Association, 4.00%, 12/1/40, $390,020 par

Federal National Mortgage Association, 4.00%, 1/1/41, $635,515 par

Federal National Mortgage Association, 3.50%, 3/1/41, $1,139,662 par

Federal National Mortgage Association, 3.50%, 3/1/42, $1,201,555 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

●	Real Estate Owned. See note 2 in the Notes to Financial Statements.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2014. See note 2 in Notes to Financial Statements.

▲	On February 28, 2014, the cost of investments for federal income tax purposes was approximately $69,122,929. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,651,843
Gross unrealized depreciation	(4,840,806)

Net unrealized depreciation	$(3,188,963)

REIT–Real Estate Investment Trust

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 60.0%
Commercial Loans — 43.0%
5555 East Van Buren I, Phoenix, AZ, 4.93%, 10/1/14	6/23/04	$6,035,296	$6,035,296	$4,008,559
5555 East Van Buren II, Phoenix, AZ, 4.88%, 10/1/14	8/18/06	1,255,552	1,255,552	699,501
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11 §	11/5/07	2,962,479	2,962,479	2,962,479
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17	3/31/97	999,399	999,399	1,049,369
Hickman Road, Clive, IA, 4.93%, 4/1/16	12/3/07	5,294,897	5,294,897	5,400,795
Office City Plaza, Houston, TX, 3.90%, 3/1/17	2/10/12	3,900,000	3,900,000	3,900,000
Oyster Point Office Park, Newport News, VA, 4.18%, 5/1/16	1/4/06	11,831,854	11,831,854	11,717,345
Oyster Point Office Park II, Newport News, VA, 4.88%, 5/1/16	4/29/13	974,689	974,689	694,310
PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14	3/30/06	1,406,043	1,406,043	1,406,043
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17	12/13/06	1,665,386	1,665,386	1,748,655
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	3/30/07	6,436,555	6,436,555	6,565,286
Signal Butte, Mesa, AZ, 4.93%, 7/1/17	6/20/07	15,000,000	15,002,903	10,303,365
Station Square, Pompano Beach, FL, 6.33%, 5/1/14	1/19/07	11,741,992	11,741,992	11,741,992
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	2/15/07	1,192,637	1,192,637	1,192,637

			70,699,682	63,390,336

Multifamily Loans — 16.9%
Meadows Point, College Station, TX, 7.93%, 5/1/16	1/24/08	5,400,000	5,400,000	5,186,921
Sapphire Skies I, Cle Elum, WA, 1.93%, 7/1/15	12/23/05	8,651,139	8,692,729	7,101,124
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/15 S	3/20/09	3,200,000	3,200,000	32,000
Sapphire Skies III, Cle Elum, WA, 4.93%, 7/1/15 ¿	7/13/10	8,000,000	8,000,000	80,000
Sapphire Skies IV, Cle Elum, WA, 3.88%, 7/1/15	7/26/12	8,000,000	8,005,980	6,566,648
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 § ¿	4/17/07	8,800,000	8,800,000	4,892,800
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 § S	4/17/07	2,298,600	2,298,600	1,165,250

			44,397,309	25,024,743

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.27%, 11/24/16	12/18/92	27,343	27,568	28,163
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.75%, 5/30/20	12/30/92	96,078	96,078	98,961

			123,646	127,124

Total Whole Loans			115,220,637	88,542,203

Corporate Notes ¥ — 7.6%
Fixed Rate — 7.6%
Stratus Properties II, 7.25%, 12/31/15	6/14/01	3,000,000	3,000,000	3,030,000
Stratus Properties III, 7.25%, 12/31/16	12/12/06	8,000,000	8,000,000	8,160,000

Total Corporate Notes			11,000,000	11,190,000

Corporate Bonds — 30.5%
Real Estate Investment Trusts — 30.5%
Alexandria Real Estate Equities, 4.60%, 4/1/22 ☒		1,750,000	1,864,199	1,812,806
BioMed Realty, 4.25%, 7/15/22 ☒		1,395,000	1,462,550	1,389,105
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,000,000	1,988,206	1,954,232
DCT Industrial Operating Partnership LP, 4.50%, 10/15/23 ☒ ¢		1,000,000	1,007,471	997,778
Developers Diversified Realty, 4.63%, 7/15/22 ☒		1,980,000	2,138,564	2,077,574
Developers Diversified Realty, 3.38%, 5/15/23		1,000,000	938,853	944,146
Digital Realty, 5.25%, 3/15/21 ☒		2,000,000	2,209,567	2,112,910
Digital Realty, 3.63%, 10/1/22 ☒		800,000	793,941	739,334
Duke Realty, 4.38%, 6/15/22 ☒		1,410,000	1,496,299	1,440,142
Duke Realty, 3.88%, 10/15/22 ☒		2,500,000	2,558,169	2,448,772
Essex Portfolio LP, 3.25%, 5/1/23 ☒		1,000,000	936,167	939,999

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

Health Care REIT, 3.75%, 3/15/23 ☒	$2,000,000	$1,993,365	$1,965,368
Highwoods Realty, 3.63%, 1/15/23 ☒	3,300,000	3,249,635	3,134,815
Kilroy Realty, 3.80%, 1/15/23 ☒	3,050,000	3,071,742	2,973,594
Mid-America Apartments, 4.30%, 10/15/23	650,000	647,920	656,993
National Retail Properties, 3.80%, 10/15/22 ☒	1,450,000	1,472,896	1,437,333
Post Apartment Homes, 3.38%, 12/1/22 ☒	695,000	694,599	657,780
ProLogis, 6.88%, 3/15/20 ☒	2,000,000	2,362,273	2,394,314
Senior Housing Properties, 6.75%, 12/15/21 ☒	1,500,000	1,688,355	1,701,374
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,275,000	2,205,600	1,887,249
Ventas Realty, 5.45%, 3/15/43 ☒	4,248,100	4,269,946	3,796,102
Vornado Realty, 5.00%, 1/15/22 ☒	3,500,000	3,843,651	3,743,645
Washington REIT, 3.95%, 10/15/22 ☒	3,850,000	3,955,949	3,772,715

Total Corporate Bonds		46,849,917	44,978,080

U.S. Government Agency Mortgage-Backed Securities a — 5.1%
Fixed Rate — 5.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	509,147	514,060	546,081
9.00%, 7/1/30, #C40149	46,302	47,004	55,269
5.00%, 5/1/39, #G05430	776,094	793,765	846,113
3.50%, 6/1/42, #C09000	1,770,911	1,857,072	1,793,308
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	25,066	25,098	25,946
5.50%, 6/1/17, #648508	35,320	35,369	37,756
5.00%, 9/1/17, #254486	57,347	57,392	61,423
5.00%, 11/1/17, #657356	77,836	77,961	83,455
6.50%, 6/1/29, #252497	235,642	234,623	266,356
7.50%, 5/1/30, #535289	41,681	40,768	47,700
8.00%, 5/1/30, #538266	23,924	23,726	25,081
8.00%, 6/1/30, #253347	60,033	59,537	72,449
5.00%, 11/1/33, #725027	2,031,791	2,069,534	2,238,452
5.00%, 7/1/39, #935588	1,381,820	1,407,028	1,512,905

Total U.S. Government Agency Mortgage-Backed Securities		7,242,937	7,612,294

Asset-Backed Security ¢ — 0.6%
Other — 0.6%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	804,771	889,968	904,970

Preferred Stocks — 37.8%
Real Estate Investment Trusts — 37.8%
Alexandria Real Estate Equities, Series E ☒	181,042	4,712,859	4,227,331
Boston Properties, Series B ☒	180,098	4,171,880	3,774,674
CommonWealth REIT, Series E ☒	161,500	4,172,200	3,870,961
Developers Diversified Realty, Series H ☒	1,747	35,813	44,182
Digital Realty, Series F ☒	155,754	4,029,076	3,577,482
Digital Realty, Series G ☒	30,624	730,783	614,287
Duke Realty, Series J ☒	38,000	893,000	920,702
Duke Realty, Series L ☒	74,260	1,529,361	1,799,246
Equity Residential Properties, Series K ☒	30,000	1,680,000	1,800,939
Health Care REIT, Series J ☒	176,000	4,399,968	4,264,304
Hospitality Properties, Series D ☒	61,211	1,639,301	1,529,663
Kimco Realty, Series H	9,600	239,040	247,296
Kimco Realty, Series I ☒	43,766	1,060,704	999,782
Kimco Realty, Series J ☒	113,000	2,743,850	2,370,740
Kimco Realty, Series K ☒	26,148	670,696	558,260

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE ¶

National Retail Properties, Series D ☒	177,437	$4,443,124	$4,224,775
National Retail Properties, Series E	6,400	124,800	131,904
PS Business Parks, Series S ☒	48,000	1,286,400	1,136,160
PS Business Parks, Series T ☒	123,501	3,074,190	2,771,362
PS Business Parks, Series U	3,000	62,700	63,810
PS Business Parks, Series V	18,600	406,590	394,506
Public Storage, Series R ☒	10,000	272,500	251,800
Public Storage, Series T ☒	21,719	568,822	493,238
Public Storage, Series U ☒	113,255	2,678,467	2,517,659
Public Storage, Series V ☒	18,752	475,363	400,168
Public Storage, Series W	6,985	176,371	144,799
Public Storage, Series X	16,000	359,400	331,680
Realty Income, Series E ☒	40,009	872,024	1,000,225
Realty Income, Series F ☒	39,000	1,052,550	973,050
Regency Centers, Series F ☒	152,936	3,977,775	3,677,958
Regency Centers, Series G ☒	27,908	690,049	607,872
Vornado Realty, Series J	5,490	136,701	139,995
Vornado Realty, Series K ☒	186,384	4,601,320	4,087,401
Vornado Realty, Series L	3,000	60,000	62,531
Weingarten Realty Investors, Series F ☒	70,352	1,735,319	1,701,815

Total Preferred Stocks		59,762,996	55,712,557

Total Unaffiliated Investments		240,966,455	208,940,104

Short-Term Investment — 1.4%
First American Prime Obligations Fund, Class Z, 0.02% W	2,044,325	2,044,325	2,044,325

Total Investments ▲ — 143.0%		$243,010,780	$210,984,429

Other Assets and Liabilities, Net — (43.0)%			(63,477,208)

Total Net Assets — 100.0%			$147,507,221

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2014, the total fair value of these securities was $99,732,203 or 67.6% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2014. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2014. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2014.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On February 28, 2014, securities valued at $97,572,977 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$57,000,000	1.01%	1,591

*	Interest rate as of February 28, 2014. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Alexandria Real Estate Equities, 4.60%, 4/1/22, $1,750,000 par

BioMed Realty, 4.25%, 7/15/22, $1,395,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

DCT Industrial Operating Partnership LP, 4.50%, 10/15/23, $1,000,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $1,980,000 par

Digital Realty, 5.25%, 3/15/21, $2,000,000 par

Digital Realty, 3.63%, 10/1/22, $800,000 par

Duke Realty, 4.38%, 6/15/22, $1,410,000 par

Duke Realty, 3.88%, 10/15/22, $2,500,000 par

Essex Portfolio LP, 3.25%, 5/1/23, $1,000,000 par

Health Care REIT, 3.75%, 3/15/23, $2,000,000 par

Highwoods Realty, 3.63%, 1/15/23, $3,300,000 par

Kilroy Realty, 3.80%, 1/15/23, $3,050,000 par

National Retail Properties, 3.80%, 10/15/22, $1,450,000 par

Post Apartment Homes, 3.38%, 12/1/22, $695,000 par

ProLogis, 6.88%, 3/15/20, $2,000,000 par

Senior Housing Properties, 6.75%, 12/15/21, $1,500,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,275,000 par

Ventas Realty, 5.45%, 3/15/43, $4,248,100 par

Vornado Realty, 5.00%, 1/15/22, $3,500,000 par

Washington REIT, 3.95%, 10/15/22, $3,850,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 181,042 shares

Boston Properties, Series B, 180,098 shares

CommonWealth REIT, Series E, 161,500 shares

Developers Diversified Realty, Series H, 1,747 shares

Digital Realty, Series F, 155,754 shares

Digital Realty, Series G, 30,624 shares

Duke Realty, Series J, 38,000 shares

Duke Realty, Series L, 74,260 shares

Equity Residential Properties, Series K, 30,000 shares

Health Care REIT, Series J, 176,000 shares

Hospitality Properties, Series D, 61,211 shares

Kimco Realty, Series I, 43,766 shares

Kimco Realty, Series J, 113,000 shares

Kimco Realty, Series K, 26,148 shares

National Retail Properties, Series D, 177,437 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 123,501 shares

Public Storage, Series R, 10,000 shares

Public Storage, Series T, 21,719 shares

Public Storage, Series U, 113,255 shares

Public Storage, Series V, 18,752 shares

Realty Income, Series E, 40,009 shares

Realty Income, Series F, 39,000 shares

Regency Centers, Series F, 152,936 shares

Regency Centers, Series G, 27,908 shares

Vornado Realty, Series K, 186,384 shares

Weingarten Realty Investors, Series F, 70,352 shares

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2014, securities valued at $7,612,294 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$7,321,000	2/6/14	0.36%	3/7/14	$1,684	(1)

*	Interest rate as of February 28, 2014. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $509,147 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $46,302 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $776,094 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $1,770,911 par

Federal National Mortgage Association, 6.00%, 10/1/16, $25,066 par

Federal National Mortgage Association, 5.50%, 6/1/17, $35,320 par

Federal National Mortgage Association, 5.00%, 9/1/17, $57,347 par

Federal National Mortgage Association, 5.00%, 11/1/17, $77,836 par

Federal National Mortgage Association, 6.50%, 6/1/29, $235,642 par

Federal National Mortgage Association, 7.50%, 5/1/30, $41,681 par

Federal National Mortgage Association, 8.00%, 5/1/30, $23,924 par

Federal National Mortgage Association, 8.00%, 6/1/30, $60,033 par

Federal National Mortgage Association, 5.00%, 11/1/33, $2,031,791 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,381,820 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

¢	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On February 28, 2014, the total fair value of these investments was $1,902,748 or 1.3% of total net assets.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2014. See note 2 in Notes to Financial Statements.

▲	On February 28, 2014, the cost of investments for federal income tax purposes was approximately $243,010,780. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation......	$1,650,118
Gross unrealized depreciation	(33,676,469)

Net unrealized depreciation......	$(32,026,351)

REIT–Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

Schedule of Investments	February 28, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 54.4%
Commercial Loans — 40.1%
150 North Pantano I, Tucson, AZ, 5.90%, 8/1/14 ¿	1/4/05	$3,525,000	$3,526,138	$1,959,900
150 North Pantano II, Tucson, AZ, 14.88%, 8/1/14 ¿	1/4/05	440,000	440,259	134,914
2165 Shermer Road, Northbrook, IL, 4.13%, 9/1/28	8/13/13	2,366,855	2,366,855	2,330,081
5600 University Boulevard, Albuquerque, NM, 5.10%, 2/1/24	1/31/14	3,000,000	3,000,000	3,149,580
8324 East Hartford Drive I, Scottsdale, AZ, 5.90%, 5/1/20	4/8/04	3,220,015	3,369,044	3,220,015
Allegiance Health, Jackson, MI, 5.88%, 1/1/21	12/28/10	8,179,372	8,179,372	8,588,340
Biltmore Lakes Corporate Center, Phoenix, AZ, 4.88%, 9/1/14	8/2/04	1,699,365	1,699,365	944,847
Cresthaven Medical, Memphis, TN, 3.88%, 6/1/18	5/6/13	2,343,750	2,343,750	2,292,408
Jilly’s American Grill, Scottsdale, AZ, 6.38%, 3/1/17	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/14 ¿ r	7/26/06	11,135,604	11,136,400	6,191,396
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/14 ¿	7/26/06	1,389,396	1,389,396	460,691
NCH Commercial Pool II, Rocky Point, Mexico, 11.93%, 8/1/14 ¿	12/4/07	14,000,000	14,237,806	6,934,999
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/11 §	8/24/07	2,350,000	2,350,000	2,350,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/18	10/29/04	3,318,948	3,318,948	3,484,896
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17	3/26/07	4,510,939	4,510,939	4,646,267
RealtiCorp Fund III, Orlando/Crystal River, FL, 5.93%, 7/1/14	2/28/06	3,972,755	3,972,755	3,972,755
Spa Atlantis, Pompano Beach, FL, 7.93%, 8/1/14	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15	8/25/04	3,204,207	3,204,207	3,204,207

			81,855,234	66,675,296

Multifamily Loans — 14.3%
Chateau Club Apartments I, Athens, GA, 6.68%, 12/1/12 ¿ §	12/20/07	6,000,000	6,000,000	4,214,874
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 § S	12/20/07	2,991,624	2,991,624	2,054,172
El Dorado Apartments I, Tucson, AZ, 5.65%, 9/1/17	8/26/04	2,420,444	2,422,852	2,420,444
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/17	8/26/04	358,094	358,094	292,369
Good Haven Apartments, Dallas, TX, 4.88%, 8/1/17	8/24/04	2,350,000	2,350,000	2,350,000
Montevista Apartments, Fort Worth, TX, 7.43%, 3/1/17	8/30/07	7,308,000	7,308,000	6,791,252
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 8/1/14 ¿	10/17/06	4,933,450	4,943,515	283,831
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 ¿ §	1/17/07	3,328,000	3,328,000	1,850,368
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¿ §	1/17/07	416,000	416,000	103,122
RiverPark Land Lot III, Oxnard, CA, 4.90%, 10/1/12 §	10/9/07	3,650,000	3,650,000	3,472,351

			33,768,085	23,832,783

Total Whole Loans			115,623,319	90,508,079

Private Mortgage-Backed Security ¥ Ä — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	25,226	19,316	—

Corporate Bonds — 40.0%
Consumer Cyclical ☒ — 0.6%
American Water Capital, 4.30%, 12/1/42		1,000,000	1,017,250	949,848

Real Estate Investment Trusts — 39.4%
American Campus Communities Operating Partnership, 3.75%, 4/15/23		3,100,000	2,982,043	2,970,203
BioMed Realty, 4.25%, 7/15/22 ☒		1,755,000	1,839,982	1,747,583
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,000,000	1,988,206	1,954,232
BRE Properties, 3.38%, 1/15/23 ☒		2,425,000	2,391,250	2,297,105
Corporate Office Properties, 3.60%, 5/15/23		2,000,000	1,917,067	1,857,000
Developers Diversified Realty, 4.63%, 7/15/22 ☒		3,200,000	3,484,706	3,357,696
Digital Realty, 5.88%, 2/1/20 ☒		2,536,000	2,752,559	2,817,354
Digital Realty, 5.25%, 3/15/21 ☒		3,000,000	3,331,005	3,169,365
Duke Realty, 6.75%, 3/15/20		2,000,000	2,384,665	2,353,828

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

Duke Realty, 4.38%, 6/15/22	$1,150,000	$1,220,386	$1,174,584
Equity One, 3.75%, 11/15/22 ☒	6,055,000	6,013,082	5,815,216
Essex Portfolio, 3.63%, 8/15/22 ☒	4,600,000	4,605,339	4,458,044
Health Care REIT, 3.75%, 3/15/23	1,175,000	1,185,489	1,154,654
Hospitality Properties, 5.00%, 8/15/22 ☒	4,390,000	4,502,797	4,576,812
Hospitality Properties, 4.50%, 6/15/23 ☒	2,000,000	1,999,981	1,990,866
Host Hotels & Resorts, 3.75%, 10/15/23 ☒	3,000,000	2,945,351	2,914,842
Kilroy Realty, 3.80%, 1/15/23 ☒	2,000,000	1,989,501	1,949,898
Mack-Cali Realty, 7.75%, 8/15/19 ☒	1,025,000	1,213,493	1,234,050
Mid-America Apartments, 4.30%, 10/15/23	1,650,000	1,644,720	1,667,751
National Retail Properties, 3.30%, 4/15/23 ☒	5,150,000	4,832,268	4,880,603
Post Apartment Homes, 3.38%, 12/1/22	595,000	594,656	563,135
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,250,000	2,191,000	1,866,510
Ventas Realty, 5.45%, 3/15/43	4,970,225	4,998,520	4,441,393
Vornado Realty, 5.00%, 1/15/22 ☒	1,735,000	1,807,257	1,855,779
Washington REIT, 3.95%, 10/15/22 ☒	2,510,000	2,598,070	2,459,614

		67,413,393	65,528,117

Total Corporate Bonds		68,430,643	66,477,965

U.S. Government Agency Mortgage-Backed Securities a — 5.8%
Fixed Rate — 5.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	509,147	514,060	546,081
9.00%, 7/1/30, #C40149	64,823	65,949	77,376
5.00%, 5/1/39, #G05430	1,065,960	1,090,232	1,162,131
3.50%, 6/1/42, #C09000	416,902	440,726	422,174
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	25,066	25,098	25,946
5.50%, 2/1/17, #623874	40,649	40,624	43,422
5.50%, 6/1/17, #648508	35,320	35,369	37,756
5.00%, 9/1/17, #254486	57,347	57,392	61,423
5.00%, 11/1/17, #657356	77,836	77,961	83,455
6.50%, 6/1/29, #252497	164,949	164,236	186,450
7.50%, 5/1/30, #535289	41,681	40,768	47,700
8.00%, 5/1/30, #538266	23,924	23,726	25,081
8.00%, 6/1/30, #253347	54,030	53,583	65,204
5.00%, 12/1/35, #995317	1,773,429	1,820,014	1,944,593
5.00%, 7/1/39, #935512	944,133	960,462	1,034,129
5.00%, 7/1/39, #AA9716	3,633,177	3,720,546	3,975,360

Total U.S. Government Agency Mortgage-Backed Securities		9,130,746	9,738,281

Preferred Stocks — 36.8%
Real Estate Investment Trusts — 36.8%
Alexandria Real Estate Equities, Series E ☒	206,080	5,206,973	4,811,968
Boston Properties, Series B	233,480	5,673,701	4,893,507
CommonWealth REIT, Series E ☒	71,548	1,791,008	1,714,920
Digital Realty, Series E ☒	20,171	514,524	485,996
Digital Realty, Series F ☒	164,026	4,108,851	3,767,480
Digital Realty, Series G	26,367	599,121	528,896
Duke Realty, Series J ☒	56,556	1,203,278	1,370,295
Duke Realty, Series L ☒	13,000	325,650	314,977
Health Care REIT, Series J ☒	196,600	5,186,949	4,763,421
Hospitality Properties, Series D ☒	163,212	4,127,357	4,078,668
Kimco Realty, Series I	58,480	1,381,498	1,335,905

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	VALUE ¶

Kimco Realty, Series J ☒	126,891	$3,184,070	$2,662,173
Kimco Realty, Series K	42,333	1,070,441	903,810
National Retail Properties, Series D ☒	195,623	4,883,237	4,657,784
PS Business Parks, Series R	37,373	1,004,213	945,911
PS Business Parks, Series S ☒	27,800	724,910	658,026
PS Business Parks, Series T ☒	123,291	3,075,856	2,766,650
PS Business Parks, Series U	21,300	532,500	453,051
Public Storage, Series P	11,300	299,450	290,410
Public Storage, Series Q	24,892	615,870	640,969
Public Storage, Series R	4,000	100,600	100,720
Public Storage, Series S ☒	62,000	1,521,190	1,455,066
Public Storage, Series T ☒	63,578	1,670,070	1,443,856
Public Storage, Series U	20,894	441,908	464,474
Public Storage, Series X	20,200	507,660	418,746
Realty Income, Series E ☒	36,520	824,632	913,000
Realty Income, Series F ☒	153,162	4,062,388	3,821,392
Regency Centers, Series F ☒	191,817	4,987,634	4,613,007
Vornado Realty, Series J	6,496	161,750	165,648
Vornado Realty, Series K ☒	126,480	3,244,075	2,773,706
Vornado Realty, Series L	75,000	1,792,750	1,563,285
Weingarten Realty Investors, Series F ☒	56,143	1,279,575	1,358,099

Total Preferred Stocks		66,103,689	61,135,816

Total Unaffiliated Investments		259,307,713	227,860,141

Short-Term Investment — 1.5%
First American Prime Obligations Fund, Class Z, 0.02% W	2,545,312	2,545,312	2,545,312

Total Investments ▲ — 138.5%		$261,853,025	$230,405,453

Other Assets and Liabilities, Net — (38.5)%			(64,087,448)

Total Net Assets — 100.0%			$166,318,005

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2014, the total fair value of these securities was $90,508,079 or 54.4% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2014. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2014.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2014.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

Ä	Non-Income Producing Security – that is not considered to be in default of its original terms.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On February 28, 2014, securities valued at $98,725,901 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$55,500,000	1.00%	$1,549

*	Interest rate as of February 28, 2014. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

American Water Capital, 4.30%, 12/1/42, $1,000,000 par

BioMed Realty, 4.25%, 7/15/22, $1,755,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

BRE Properties, 3.38%, 1/15/23, $2,425,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,200,000 par

Digital Realty, 5.88%, 2/1/20, $2,536,000 par

Digital Realty, 5.25%, 3/15/21, $3,000,000 par

Equity One, 3.75%, 11/15/22, $6,055,000 par

Essex Portfolio, 3.63%, 8/15/22, $4,600,000 par

Hospitality Properties, 5.00%, 8/15/22, $4,390,000 par

Hospitality Properties, 4.50%, 6/15/23, $2,000,000 par

Host Hotels & Resorts, 3.75%, 10/15/23, $3,000,000 par

Kilroy Realty, 3.80%, 1/15/23, $2,000,000 par

Mack-Cali Realty, 7.75%, 8/15/19, $1,025,000 par

National Retail Properties, 3.30%, 4/15/23, $5,150,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,250,000 par

Vornado Realty, 5.00%, 1/15/22, $1,735,000 par

Washington REIT, 3.95%, 10/15/22, $2,510,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 206,080 shares

CommonWealth REIT, Series E, 71,548 shares

Digital Realty, Series E, 20,171 shares

Digital Realty, Series F, 164,026 shares

Duke Realty, Series J, 56,556 shares

Duke Realty, Series L, 13,000 shares

Health Care REIT, Series J, 196,600 shares

Hospitality Properties, Series D, 163,212 shares

Kimco Realty, Series J, 126,891 shares

National Retail Properties, Series D, 195,623 shares

PS Business Parks, Series S, 27,800 shares

PS Business Parks, Series T, 123,291 shares

Public Storage, Series S, 62,000 shares

Public Storage, Series T, 63,578 shares

Realty Income, Series E, 36,520 shares

Realty Income, Series F, 153,162 shares

Regency Centers, Series F, 191,817 shares

Vornado Realty, Series K, 126,480 shares

Weingarten Realty Investors, Series F, 56,143 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2014, securities valued at $9,738,281 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$9,452,000	2/6/14	0.36%	3/7/14	$2,173	(1)

*	Interest rate as of February 28, 2014. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $509,147 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $64,823 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,065,960 par

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Strategic Income Portfolio III (CSP)

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $416,902 par

Federal National Mortgage Association, 6.00%, 10/1/16, $25,066 par

Federal National Mortgage Association, 5.50%, 2/1/17, $40,649 par

Federal National Mortgage Association, 5.50%, 6/1/17, $35,320 par

Federal National Mortgage Association, 5.00%, 9/1/17, $57,347 par

Federal National Mortgage Association, 5.00%, 11/1/17, $77,836 par

Federal National Mortgage Association, 6.50%, 6/1/29, $164,949 par

Federal National Mortgage Association, 7.50%, 5/1/30, $41,681 par

Federal National Mortgage Association, 8.00%, 5/1/30, $23,924 par

Federal National Mortgage Association, 8.00%, 6/1/30, $54,030 par

Federal National Mortgage Association, 5.00%, 12/1/35, $1,773,429 par

Federal National Mortgage Association, 5.00%, 7/1/39, $944,133 par

Federal National Mortgage Association, 5.00%, 7/1/39, $3,633,177 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2014. See note 2 in Notes to Financial Statements.

▲	On February 28, 2014, the cost of investments for federal income tax purposes was approximately $261,853,025. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,150,758
Gross unrealized depreciation	(33,598,330)

Net unrealized depreciation	$(31,447,572)

REIT–Real Estate Investment Trust

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	19

Schedule of Investments	February 28, 2014 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 46.5%
Commercial Loans — 35.6%
31601 Industrial Drive, Livonia, MI, 4.13%, 1/1/24 r	12/30/13	$2,220,285	$2,220,285	$2,220,285
Clear Lake Central I, Webster, TX, 4.93%, 9/1/14	7/27/06	6,895,716	6,895,716	6,895,716
Gateway Business Center, St. Cloud, MN, 4.82%, 10/1/23	9/13/13	3,229,108	3,229,108	3,321,952
George Gee Hummer, Liberty Lake, WA, 6.38%, 7/1/18	6/30/05	2,106,753	2,106,753	1,999,315
George Gee Pontiac I, Liberty Lake, WA, 6.40%, 7/1/18	6/30/05	4,634,856	4,634,856	4,402,580
George Gee Pontiac II, Liberty Lake, WA, 6.38%, 7/1/18	9/14/06	743,560	743,560	705,545
George Gee Porsche, Liberty Lake, WA, 6.38%, 7/1/18	9/14/06	2,478,533	2,478,533	2,351,815
Hacienda Colorado Restaurant, Englewood, CO, 4.38%, 7/1/23	6/5/13	2,099,133	2,099,133	2,098,713
Jamestown Medical Office Building, Jamestown, ND, 4.43%, 5/1/23	4/5/13	6,102,252	6,102,252	6,148,769
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17	5/23/07	2,137,672	2,137,672	2,159,049
Rivertree Court, Vernon Hills, IL, 5.19%, 12/1/23	11/8/13	2,090,762	2,090,762	2,195,300
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 2.93%, 1/1/14 §	10/12/07	6,966,539	6,966,539	3,873,396
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17	6/28/07	4,602,388	4,602,388	4,832,507

			46,307,557	43,204,942

Multifamily Loans — 10.9%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	3,823,366	3,823,366	3,899,834
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	16,239	16,239	16,405
Keystone Crossings, Springdale, AR, 8.15%, 7/5/16	6/27/07	4,875,000	4,875,000	4,564,053
NCH Multifamily Pool II, Rocky Point, Mexico, 11.93%, 8/1/14 ¿	10/1/07	5,400,000	5,647,813	4,750,000

			14,362,418	13,230,292

Total Whole Loans			60,669,975	56,435,234

Corporate Notes ¥ — 7.1%
Fixed Rate — 7.1%
Stratus Properties I, 7.25%, 3/31/15	12/28/00	5,000,000	5,000,000	5,050,000
Stratus Properties VII, 7.25%, 12/31/15	6/1/07	3,500,000	3,500,000	3,535,000

Total Corporate Notes			8,500,000	8,585,000

Corporate Bonds — 34.8%
Real Estate Investment Trusts — 34.8%
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,780,000	2,746,699	2,716,382
CommonWealth REIT, 5.88%, 9/15/20 ☒		1,375,000	1,476,564	1,477,547
Developers Diversified Realty, 4.63%, 7/15/22 ☒		2,200,000	2,364,191	2,308,416
Digital Realty, 5.88%, 2/1/20 ☒		1,000,000	1,085,394	1,110,944
Duke Realty, 6.75%, 3/15/20 ☒		1,600,000	1,907,732	1,883,062
Equity One, 3.75%, 11/15/22 ☒		2,203,000	2,181,947	2,115,759
HCP, 3.15%, 8/1/22		2,000,000	1,982,555	1,908,540
Health Care REIT, 5.25%, 1/15/22 ☒		1,750,000	1,954,444	1,925,948
Health Care REIT, 3.75%, 3/15/23		885,000	892,900	869,675
Healthcare Realty, 5.75%, 1/15/21 ☒		2,690,000	2,982,101	2,976,663
Highwoods Realty, 3.63%, 1/15/23		750,000	734,566	712,458
Host Hotels & Resorts, 5.25%, 3/15/22		1,000,000	1,027,474	1,085,660
Host Hotels & Resorts, 3.75%, 10/15/23		197,000	181,685	191,408
Kilroy Realty, 3.80%, 1/15/23 ☒		3,000,000	2,862,683	2,924,847
Liberty Property, 3.38%, 6/15/23 ☒		2,500,000	2,485,237	2,353,780
Mid-America Apartments, 4.30%, 10/15/23		1,100,000	1,096,480	1,111,834
National Retail Properties, 3.80%, 10/15/22 ☒		1,425,000	1,477,928	1,412,551
Post Apartment Homes, 3.38%, 12/1/22 ☒		1,515,000	1,514,125	1,433,866
Realty Income, 4.65%, 8/1/23		1,430,000	1,447,058	1,502,913
Senior Housing Properties, 6.75%, 12/15/21		340,000	388,371	385,645

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

Senior Housing Properties, 5.63%, 8/1/42	$1,146,125	$1,126,745	$950,779
Ventas Realty, 3.25%, 8/15/22	1,015,000	997,190	973,937
Ventas Realty, 5.45%, 3/15/43	3,966,375	3,985,676	3,544,353
Washington REIT, 3.95%, 10/15/22 ☒	1,100,000	1,136,079	1,077,919
Weingarten Realty Investors, 3.38%, 10/15/22 ☒	3,450,000	3,424,464	3,272,477

Total Corporate Bonds		43,460,288	42,227,363

U.S. Government Agency Mortgage-Backed Securities a — 12.8%
Fixed Rate — 12.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	286,395	289,158	307,171
7.50%, 12/1/29, #C00896	81,547	80,560	96,375
5.00%, 5/1/39, #G05430	532,980	545,116	581,066
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	77,836	77,961	83,455
6.50%, 6/1/29, #252497	212,078	211,161	239,721
7.50%, 5/1/30, #535289	23,156	22,649	26,500
8.00%, 5/1/30, #538266	13,291	13,181	13,934
5.00%, 11/1/33, #725027	749,388	763,309	825,611
5.00%, 7/1/39, #935588	803,109	817,760	879,295
4.50%, 3/1/40, #932669	1,033,376	1,042,410	1,110,003
4.00%, 12/1/40, #MA0583	1,170,060	1,181,349	1,227,816
3.50%, 2/1/41, #AE0828	1,769,084	1,830,646	1,795,670
3.50%, 3/1/41, #AE0981	2,420,023	2,509,013	2,456,376
3.50%, 2/1/42, #AB4514	1,886,188	1,924,842	1,914,472
3.50%, 4/1/42, #MA1027	1,841,861	1,905,951	1,869,486
3.50%, 8/1/42, #AL2417	2,024,361	2,165,511	2,054,797

Total U.S. Government Agency Mortgage-Backed Securities		15,380,577	15,481,748

Asset-Backed Security ¢ — 0.8%
Other — 0.8%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	804,771	889,968	904,971

Preferred Stocks — 38.0%
Real Estate Investment Trusts — 38.0%
Alexandria Real Estate Equities, Series E ☒	143,250	3,612,290	3,344,887
Boston Properties, Series B ☒	177,874	4,220,719	3,728,061
CommonWealth REIT, Series E ☒	137,698	3,565,063	3,300,456
Developers Diversified Realty, Series H ☒	6,305	129,253	159,453
Digital Realty, Series E ☒	141,400	3,535,140	3,406,863
Digital Realty, Series G	8,500	171,530	170,502
Duke Realty, Series J	630	15,120	15,264
Duke Realty, Series K ☒	35,000	836,500	842,188
Duke Realty, Series L ☒	17,270	330,202	418,435
Equity Residential Properties, Series K ☒	18,000	991,800	1,080,563
Health Care REIT, Series J ☒	123,170	3,174,409	2,984,286
Hospitality Properties, Series D	44,420	1,204,560	1,110,056
Kimco Realty, Series I	56,355	1,345,579	1,287,362
Kimco Realty, Series J ☒	88,000	2,203,750	1,846,240
Kimco Realty, Series K	30,000	753,100	640,500
National Retail Properties, Series D ☒	146,840	3,680,710	3,496,260
National Retail Properties, Series E	10,100	196,950	208,161
PS Business Parks, Series S ☒	48,000	1,276,800	1,136,160
PS Business Parks, Series T ☒	75,875	1,866,356	1,702,635

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	21

Schedule of Investments	February 28, 2014 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	VALUE ¶

PS Business Parks, Series U	2,000	$41,800	$42,540
PS Business Parks, Series V	38,700	899,826	820,827
Public Storage, Series P	11,400	300,960	292,980
Public Storage, Series Q ☒	17,675	443,666	455,131
Public Storage, Series R ☒	36,500	931,975	919,070
Public Storage, Series T	7,715	199,819	175,208
Public Storage, Series U	18,930	471,977	420,814
Public Storage, Series V	23,288	590,351	496,966
Public Storage, Series W	7,015	177,129	145,421
Public Storage, Series X	34,800	810,840	721,404
Realty Income, Series E ☒	91,670	2,214,334	2,291,750
Realty Income, Series F	50,250	1,303,543	1,253,738
Regency Centers, Series F ☒	142,126	3,772,790	3,417,988
Regency Centers, Series G	14,400	365,472	313,651
Vornado Realty, Series G ☒	40,000	998,000	1,005,000
Vornado Realty, Series I ☒	24,000	596,400	595,896
Vornado Realty, Series J	4,400	109,560	112,200
Vornado Realty, Series K ☒	61,415	1,568,468	1,346,831
Vornado Realty, Series L	16,000	394,400	333,501

Total Preferred Stocks		49,301,141	46,039,248

Total Unaffiliated Investments		178,201,949	169,673,564

Short-Term Investment — 2.0%
First American Prime Obligations Fund, Class Z, 0.02% W	2,476,349	2,476,349	2,476,349

Total Investments ▲ — 142.0%		$180,678,298	$172,149,913

Other Assets and Liabilities, Net — (42.0)%			(50,878,239)

Total Net Assets — 100.0%			$121,271,674

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2014, the total fair value of these securities was $65,020,234 or 53.6% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2014. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2014.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2014.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On February 28, 2014, securities valued at $66,468,314 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$36,700,000	1.00%	$1,024

*	Interest rate as of February 28, 2014. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

American Select Portfolio (SLA)

Description of collateral:

Corporate Bonds

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,780,000 par

CommonWealth REIT, 5.88%, 9/15/20, $1,375,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $2,200,000 par

Digital Realty, 5.88%, 2/1/20, $1,000,000 par

Duke Realty, 6.75%, 3/15/20, $1,600,000 par

Equity One, 3.75%, 11/15/22, $2,203,000 par

Health Care REIT, 5.25%, 1/15/22, $1,750,000 par

Healthcare Realty, 5.75%, 1/15/21, $2,690,000 par

Kilroy Realty, 3.80%, 1/15/23, $3,000,000 par

Liberty Property, 3.38%, 6/15/23, $2,500,000 par

National Retail Properties, 3.80%, 10/15/22, $1,425,000 par

Post Apartment Homes, 3.38%, 12/1/22, $1,515,000 par

Washington REIT, 3.95%, 10/15/22, $1,100,000 par

Weingarten Realty Investors, 3.38%, 10/15/22, $3,450,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 143,250 shares

Boston Properties, Series B, 177,874 shares

CommonWealth REIT, Series E, 137,698 shares

Developers Diversified Realty, Series H, 6,305 shares

Digital Realty, Series E, 141,400 shares

Duke Realty, Series K, 35,000 shares

Duke Realty, Series L, 17,270 shares

Equity Residential Properties, Series K, 18,000 shares

Health Care REIT, Series J, 123,170 shares

Kimco Realty, Series J, 88,000 shares

National Retail Properties, Series D, 146,840 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 75,875 shares

Public Storage, Series Q, 17,675 shares

Public Storage, Series R, 36,500 shares

Realty Income, Series E, 91,670 shares

Regency Centers, Series F, 142,126 shares

Vornado Realty, Series G, 40,000 shares

Vornado Realty, Series I, 24,000 shares

Vornado Realty, Series K, 61,415 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2014, securities valued at $15,481,748 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$14,812,000	2/6/14	0.36%	3/7/14	$3,407	(1)

*	Interest rate as of February 28, 2014. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $286,395 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $81,547 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $532,980 par

Federal National Mortgage Association, 5.00%, 11/1/17, $77,836 par

Federal National Mortgage Association, 6.50%, 6/1/29, $212,078 par

Federal National Mortgage Association, 7.50%, 5/1/30, $23,156 par

Federal National Mortgage Association, 8.00%, 5/1/30, $13,291 par

Federal National Mortgage Association, 5.00%, 11/1/33, $749,388 par

Federal National Mortgage Association, 5.00%, 7/1/39, $803,109 par

Federal National Mortgage Association, 4.50%, 3/1/40, $1,033,376 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,170,060 par

Federal National Mortgage Association, 3.50%, 2/1/41, $1,769,084 par

Federal National Mortgage Association, 3.50%, 3/1/41, $2,420,023 par

Federal National Mortgage Association, 3.50%, 2/1/42, $1,886,188 par

Federal National Mortgage Association, 3.50%, 4/1/42, $1,841,861 par

Federal National Mortgage Association, 3.50%, 8/1/42, $2,024,361 par

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	23

Schedule of Investments	February 28, 2014 (unaudited)

American Select Portfolio (SLA)

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

¢	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On February 28, 2014, the total fair value of these investments was $904,971 or 0.7% of total net assets.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2014. See note 2 in Notes to Financial Statements.

▲	On February 28, 2014, the cost of investments for federal income tax purposes was approximately $180,678,298. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,569,680
Gross unrealized depreciation	(10,098,065)

Net unrealized depreciation	$(8,528,385)

REIT–Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

Statements of Assets and Liabilities	February 28, 2014 (unaudited)

	ASP	BSP	CSP	SLA
Assets:
Unaffiliated investments, at fair value (Cost: $64,458,877, $240,966,455, $259,307,713, $178,201,949) (note 2)	$62,759,854	$208,940,104	$227,860,141	$169,673,564
Affiliated money market fund, at fair value (Cost: $1,474,112, $2,044,325, $2,545,312, $2,476,349) (note 3)	1,474,112	2,044,325	2,545,312	2,476,349
Real estate owned, at fair value (Cost: $3,189,940, $—, $—, $—) (note 2)	1,700,000	—	—	—
Cash	—	2,558	—	—
Receivable for investments sold in affiliates	—	—	10,385	—
Receivable for accrued dividends and interest	368,334	1,029,418	1,086,570	820,088
Receivable for accrued dividends in affiliated money market fund	11	16	19	19
Prepaid expenses and other assets	84,177	35,532	39,433	37,714

Total assets	66,386,488	212,051,953	231,541,860	173,007,734

Liabilities:
Payable for investments purchased	—	40,742	—	—
Payable under loan agreement (note 2)	13,800,000	57,000,000	55,500,000	36,700,000
Payable for reverse repurchase agreements (note 2)	5,946,000	7,321,000	9,452,000	14,812,000
Bank overdraft	25,944	—	45,553	38,996
Payable for investment advisory fees	9,584	45,557	56,584	45,013
Payable for administrative fees	8,954	27,503	31,137	22,506
Payable for audit fees	33,259	33,259	33,259	33,259
Payable for legal fees	19,094	19,586	17,534	14,323
Payable for transfer agent fees	7,761	2,985	2,670	1,996
Payable for interest expense	1,753	3,275	3,722	4,431
Payable for other expenses	32,405	50,825	81,396	63,536

Total liabilities	19,884,754	64,544,732	65,223,855	51,736,060

Net assets applicable to outstanding capital stock	$46,501,734	$147,507,221	$166,318,005	$121,271,674

Composition of net assets:
Capital stock and additional paid-in capital	$48,545,283	$187,280,145	$236,397,456	$129,111,072
Undistributed (distributions in excess of) net investment income	207,221	(57,515)	(404,115)	671,797
Accumulated net realized gain (loss) on investments	938,193	(7,689,058)	(38,227,764)	17,190
Net unrealized depreciation of investments	(1,699,023)	(32,026,351)	(31,447,572)	(8,528,385)
Net unrealized appreciation (depreciation) of real estate owned	(1,489,940)	—	—	—

Total–representing net assets applicable to capital stock	$46,501,734	$147,507,221	$166,318,005	$121,271,674

Net asset value and market price of capital stock:
Net assets applicable to capital stock	$46,501,734	$147,507,221	$166,318,005	$121,271,674
Shares outstanding (authorized 1 billion shares of each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$10.99	$9.23	$7.79	$11.37
Market price per share	$10.13	$8.27	$7.15	$9.91

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	25

Statements of Operations	For the six-month period ended February 28, 2014 (unaudited)

	ASP	BSP	CSP	SLA
Investment Income:
Interest from unaffiliated investments	$1,160,146	$3,656,413	$4,157,329	$2,869,662
Dividends from unaffiliated investments	677,172	2,045,266	2,247,692	1,704,479
Participating income from investments no longer held (note 2)	—	—	493,815	233,317
Dividends from affiliated money market fund	45	104	108	87
Net operating income from real estate owned (note 2)	28,389	—	—	—

Total investment income	1,865,752	5,701,783	6,898,944	4,807,545

Expenses (note 3):
Investment advisory fees	125,432	385,818	454,936	296,166
Interest expense	84,408	305,226	320,148	221,740
Administration fees	58,647	178,365	199,127	148,083
Custodian fees	4,692	14,273	15,933	11,847
Mortgage servicing fees	9,209	21,143	57,965	40,869
Legal fees	17,549	17,549	17,510	17,510
Audit fees	28,935	28,935	28,935	28,935
Postage and printing fees	4,750	11,594	13,097	9,227
Transfer agent fees	8,429	9,185	9,182	8,517
Listing fees	11,785	12,484	12,702	11,785
Directors’ fees	34,548	34,548	34,548	34,548
Insurance fees	17,228	17,253	17,257	17,246
Pricing fees	10,829	10,829	10,829	10,829
Other expenses	15,908	13,612	15,354	13,489

Total expenses	432,349	1,060,814	1,207,523	870,791

Less: Fee reimbursements (note 3)	(672)	(945)	(980)	(1,072)
Less: Indirect payments from custodian (note 3)	(3)	(3)	(8)	(15)

Total net expenses	431,674	1,059,866	1,206,535	869,704

Net investment income	1,434,078	4,641,917	5,692,409	3,937,841

Net realized and unrealized gains (losses) on investments (notes 2 and 4):
Net realized gain (loss) on investments	(242,043)	(3,543,595)	(160,821)	22,136
Net change in unrealized appreciation or depreciation of investments	1,523,828	6,535,714	4,476,449	5,601,049

Net gain on investments	1,281,785	2,992,119	4,315,628	5,623,185

Net increase in net assets resulting from operations	$2,715,863	$7,634,036	$10,008,037	$9,561,026

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

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FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	27

Statements of Changes in Net Assets

	ASP		BSP
	Six-Month Period Ended 2/28/14 (unaudited)	Year Ended 8/31/13	Six-Month Period Ended 2/28/14 (unaudited)	Year Ended 8/31/13
Operations:
Net investment income	$1,434,078	$3,105,870	$4,641,917	$9,754,680
Net realized gain (loss) on investments	(242,043)	6,158,132	(3,543,595)	8,982,423
Net realized loss on real estate owned	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,523,828	(9,840,940)	6,535,714	(28,043,535)
Net change in unrealized appreciation or depreciation of real estate owned	—	(1,489,940)	—	—

Net increase (decrease) in net assets resulting from operations	2,715,863	(2,066,878)	7,634,036	(9,306,432)

Distributions to shareholders (note 2):
From net investment income	(1,216,508)	(3,215,812)	(4,795,722)	(9,351,660)
From net realized gain on investments	(3,404,529)	(1,422,150)	—	—

Total distributions	(4,621,037)	(4,637,962)	(4,795,722)	(9,351,660)

Total increase (decrease) in net assets	(1,905,174)	(6,704,840)	2,838,314	(18,658,092)

Net assets at beginning of period	48,406,908	55,111,748	144,668,907	163,326,999

Net assets at end of period	$46,501,734	$48,406,908	$147,507,221	$144,668,907

Undistributed (distributions in excess of) net investment income	$207,221	$(10,349)	$(57,515)	$96,290

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

CSP		SLA
Six-Month Period Ended 2/28/14 (unaudited)	Year Ended 8/31/13	Six-Month Period Ended 2/28/14 (unaudited)	Year Ended 8/31/13

$5,692,409	$12,621,686	$3,937,841	$8,488,038
(160,821)	(2,212,161)	22,136	6,468,764
—	(503,425)	—	—
4,476,449	(13,471,780)	5,601,049	(15,465,772)
—	171,672	—	—

10,008,037	(3,394,008)	9,561,026	(508,970)

(5,552,567)	(9,823,773)	(3,065,381)	(7,943,336)
—	—	(4,613,532)	—

(5,552,567)	(9,823,773)	(7,678,913)	(7,943,336)

4,455,470	(13,217,781)	1,882,113	(8,452,306)

161,862,535	175,080,316	119,389,561	127,841,867

$166,318,005	$161,862,535	$121,271,674	$119,389,561

$(404,115)	$(543,957)	$671,797	$(200,663)

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	29

Statements of Cash Flows	For the six-month period ended February 28, 2014 (unaudited)

	ASP	BSP	CSP	SLA
Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,715,863	$7,634,036	$10,008,037	$9,561,026
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(7,845,458)	(7,076,790)	(8,375,265)	(18,082,397)
Proceeds from paydowns and sales of investments and real estate owned	11,266,920	7,497,754	14,998,628	23,704,608
Net purchases/sales of short-term investments	90,949	512,324	(338,571)	102,130
Net amortization/accretion of bond discount and premium	38,571	101,774	108,602	93,021
Net change in unrealized appreciation or depreciation of investments	(1,523,828)	(6,535,714)	(4,476,449)	(5,601,049)
Net realized gain (loss) on investments	242,043	3,543,595	160,821	(22,136)
Decrease in receivable for accrued interest and dividends	71,048	75,620	90,340	63,477
Increase (decrease) in prepaid expenses and other assets	(25,263)	3,909	7,093	4,611
Increase (decrease) in accrued fees and expenses	7,181	(14,180)	(3,354)	9,936

Net cash provided by operating activities	5,038,026	5,742,328	12,179,882	9,833,227

Cash flows from financing activities:
Net proceeds (payments) from borrowings under loan agreement	100,000	—	(5,300,000)	(1,500,000)
Net payments for reverse repurchase agreements	(385,000)	(853,000)	(1,331,000)	(924,000)
Distributions paid to shareholders	(4,621,037)	(4,795,722)	(5,552,567)	(7,678,913)

Net cash used in financing activities	(4,906,037)	(5,648,722)	(12,183,567)	(10,102,913)

Net increase (decrease) in cash	131,989	93,606	(3,685)	(269,686)
Cash (bank overdraft) at beginning of period	(157,933)	(91,048)	(41,868)	230,690

Cash (bank overdraft) at end of period	$(25,944)	$2,558	$(45,553)	$(38,996)

Supplemental disclosure of cash flow information:
Cash paid for interest	$84,898	$307,106	$322,399	$223,123

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

ASP

	Six-Month Period Ended 2/28/14 (unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Per-Share Data
Net asset value, beginning of period	$11.44		$13.02	$12.46	$13.30	$12.44	$11.72

Operations:
Net investment income	0.34		0.73	0.84	0.79	0.85	0.81
Net realized and unrealized gain (losses) on investments	0.30		(1.21)	0.62	(0.39)	1.20	0.70

Total from operations	0.64		(0.48)	1.46	0.40	2.05	1.51

Distributions to shareholders:
From net investment income	(0.29)		(0.76)	(0.90)	(0.86)	(0.84)	(0.77)
From net realized gain on investments	(0.80)		(0.34)	—	—	—	—
From return of capital	—		—	—	(0.38)	(0.35)	(0.02)

Total distributions	(1.09)		(1.10)	(0.90)	(1.24)	(1.19)	(0.79)

Net asset value, end of period	$10.99		$11.44	$13.02	$12.46	$13.30	$12.44

Market value, end of period	$10.13		$9.56	$12.09	$11.01	$13.00	$10.75

Selected Information
Total return, net asset value [1]	6.14	% [4]	(4.19)%	12.27%	3.17%	17.33%	13.89%
Total return, market value [2]	18.75	% [4]	(12.99)%	19.02%	(5.90)%	33.60%	20.61%
Net assets at end of period (in millions)	$47		$48	$55	$53	$56	$53
Ratio of expenses to average weekly net assets before fee reimbursements	1.84	% [5]	1.80%	1.93%	2.43%	2.43%	2.81%
Ratio of expenses to average weekly net assets after fee reimbursements	1.84	% [5]	1.80%	1.93%	2.43%	2.43%	2.81%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.48	% [5]	1.44%	1.59%	1.41%	1.29%	1.41%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.11	% [5]	5.85%	6.69%	6.18%	6.65%	7.19%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.11	% [5]	5.85%	6.69%	6.18%	6.65%	7.19%
Portfolio turnover rate	12%		50%	18%	13%	6%	22%
Amount of borrowings outstanding at end of period (in millions)	$20		$20	$22	$19	$16	$17
Per-share amount of borrowings outstanding at end of period	$4.67		$4.73	$5.11	$4.41	$3.85	$4.13
Per-share amount of net assets, excluding borrowings, at end of period	$15.66		$16.17	$18.13	$16.87	$17.15	$16.57
Asset coverage ratio [3]	335%		342%	355%	383%	445%	401%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	31

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

BSP

	Six-Month Period Ended 2/28/14 (unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Per-Share Data
Net asset value, beginning of period	$9.05		$10.22	$9.98	$10.82	$11.36	$11.51

Operations:
Net investment income	0.29		0.61	0.61	0.59	0.64	0.78
Net realized and unrealized gain (losses) on investments	0.19		(1.19)	0.25	(0.30)	(0.02)	(0.20)

Total from operations	0.48		(0.58)	0.86	0.29	0.62	0.58

Distributions to shareholders:
From net investment income	(0.30)		(0.59)	(0.62)	(0.58)	(0.66)	(0.73)
From return of capital	—		—	—	(0.55)	(0.50)	—

Total distributions	(0.30)		(0.59)	(0.62)	(1.13)	(1.16)	(0.73)

Net asset value, end of period	$9.23		$9.05	$10.22	$9.98	$10.82	$11.36

Market value, end of period	$8.27		$8.17	$8.81	$8.75	$10.14	$9.71

Selected Information
Total return, net asset value [1]	5.45	% [4]	(6.15)%	9.08%	2.72%	5.64%	5.57%
Total return, market value [2]	5.07	% [4]	(0.86)%	8.50%	(2.42)%	16.91%	8.04%
Net assets at end of period (in millions)	$148		$145	$163	$160	$173	$182
Ratio of expenses to average weekly net assets before fee reimbursements	1.49	% [5]	1.63%	2.00%	2.68%	2.56%	2.86%
Ratio of expenses to average weekly net assets after fee reimbursements	1.49	% [5]	1.63%	2.00%	2.68%	2.56%	2.86%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.06	% [5]	1.06%	1.13%	1.02%	0.96%	1.06%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.50	% [5]	6.08%	6.18%	5.60%	5.74%	7.23%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.50	% [5]	6.08%	6.18%	5.60%	5.74%	7.23%
Portfolio turnover rate	3%		34%	31%	11%	9%	19%
Amount of borrowings outstanding at end of period (in millions)	$64		$65	$67	$71	$77	$71
Per-share amount of borrowings outstanding at end of period	$4.02		$4.08	$4.18	$4.44	$4.82	$4.44
Per-share amount of net assets, excluding borrowings, at end of period	$13.25		$13.13	$14.40	$14.42	$15.64	$15.80
Asset coverage ratio [3]	329%		322%	344%	325%	324%	356%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized.

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

CSP

	Six-Month Period Ended 2/28/14 (unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Per-Share Data
Net asset value, beginning of period	$7.58		$8.20	$8.43	$9.19	$10.67	$11.24

Operations:
Net investment income	0.27		0.59	0.48	0.46	0.43	0.73
Net realized and unrealized gain (losses) on investments and real estate owned	0.20		(0.75)	(0.21)	(0.15)	(0.86)	(0.53)

Total from operations	0.47		(0.16)	0.27	0.31	(0.43)	0.20

Distributions to shareholders:
From net investment income	(0.26)		(0.46)	(0.38)	(0.45)	(0.51)	(0.70)
From return of capital	—		—	(0.12)	(0.62)	(0.54)	(0.07)

Total distributions	(0.26)		(0.46)	(0.50)	(1.07)	(1.05)	(0.77)

Net asset value, end of period	$7.79		$7.58	$8.20	$8.43	$9.19	$10.67

Market value, end of period	$7.15		$6.84	$7.35	$7.57	$8.67	$8.83

Selected Information
Total return, net asset value [1]	6.40	% [4]	(2.17)%	3.38%	3.61%	(4.26)%	1.98%
Total return, market value [2]	8.65	% [4]	(0.87)%	4.30%	0.26%	10.25%	(0.88)%
Net assets at end of period (in millions)	$166		$162	$175	$180	$196	$228
Ratio of expenses to average weekly net assets before fee reimbursements	1.51	% [5]	1.73%	2.11%	2.72%	2.52%	2.75%
Ratio of expenses to average weekly net assets after fee reimbursements	1.51	% [5]	1.73%	2.11%	2.72%	2.52%	2.75%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.11	% [5]	1.11%	1.11%	0.97%	0.90%	1.03%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.14	% [5]	7.30%	5.89%	5.23%	4.38%	6.92%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.14	% [5]	7.30%	5.89%	5.23%	4.38%	6.92%
Portfolio turnover rate	4%		44%	52%	13%	10%	16%
Amount of borrowings outstanding at end of period (in millions)	$65		$72	$73	$79	$88	$81
Per-share amount of borrowings outstanding at end of period	$3.04		$3.35	$3.42	$3.71	$4.12	$3.78
Per-share amount of net assets, excluding borrowings, at end of period	$10.83		$10.93	$11.62	$12.14	$13.31	$14.45
Asset coverage ratio [3]	356%		326%	340%	327%	323%	383%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	33

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

SLA

	Six-Month Period Ended 2/28/14 (unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Per-Share Data
Net asset value, beginning of period	$11.20		$11.99	$11.53	$12.09	$12.33	$12.42

Operations:
Net investment income	0.37		0.79	0.80	0.79	0.78	0.87
Net realized and unrealized gain (losses) on investments	0.52		(0.83)	0.50	(0.12)	0.25	(0.09)

Total from operations	0.89		(0.04)	1.30	0.67	1.03	0.78

Distributions to shareholders:
From net investment income	(0.29)		(0.75)	(0.84)	(0.83)	(0.83)	(0.87)
From net realized gain on investment	(0.43)		—	—	—	—	(0.00	) [4]
From return of capital	—		—	—	(0.40)	(0.44)	(0.00	) [4]

Total distributions	(0.72)		(0.75)	(0.84)	(1.23)	(1.27)	(0.87)

Net asset value, end of period	$11.37		$11.20	$11.99	$11.53	$12.09	$12.33

Market value, end of period	$9.91		$9.48	$10.91	$10.34	$12.18	$10.64

Selected Information
Total return, net asset value [1]	7.99	% [5]	(0.61)%	11.82%	5.82%	8.73%	6.93%
Total return, market value [2]	12.52	% [5]	(6.81)%	14.58%	(4.78)%	27.56%	9.94%
Net assets at end of period (in millions)	$121		$119	$128	$123	$129	$131
Ratio of expenses to average weekly net assets before fee reimbursements	1.47	% [6]	1.43%	1.95%	2.73%	2.75%	2.93%
Ratio of expenses to average weekly net assets after fee reimbursements	1.47	% [6]	1.43%	1.95%	2.73%	2.75%	2.93%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.10	% [6]	1.07%	1.15%	1.08%	1.02%	1.05%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.64	% [6]	6.63%	6.86%	6.68%	6.33%	7.43%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.64	% [6]	6.63%	6.86%	6.68%	6.33%	7.43%
Portfolio turnover rate	9%		48%	44%	10%	12%	13%
Amount of borrowings outstanding at end of period (in millions)	$52		$54	$52	$53	$53	$53
Per-share amount of borrowings outstanding at end of period	$4.84		$5.06	$4.90	$5.02	$4.99	$5.01
Per-share amount of net assets, excluding borrowings, at end of period	$16.21		$16.26	$16.89	$16.55	$17.08	$17.34
Asset coverage ratio [3]	335%		321%	345%	330%	342%	346%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return has not been annualized.
[6]	Annualized.

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

Notes to Financial Statements	(unaudited as to February 28, 2014)

(1)	Organization

American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (the “funds”) are registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. Government securities, corporate debt securities, and preferred stock issued by real estate investment trusts. In addition, the funds may borrow using reverse repurchase agreements and credit facilities. Fund shares are listed on the New York Stock Exchange (“NYSE”) under the symbols ASP, BSP, CSP, and SLA, respectively.

(2)	Summary of Significant Accounting Policies

Security Valuations

Security valuations for the funds’ investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price, which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the funds’ investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

The funds’ investments in whole loans (single family, multifamily, and commercial) are generally not traded in any organized market therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds’ board of directors.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors that may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the NYSE, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	35

Notes to Financial Statements

In accordance with the valuation procedures adopted by the funds’ board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of February 28, 2014, the funds held internally fair valued securities as follows:

Fund	Fair Value	Percentage of Total Net Assets
ASP	$24,030,143	51.7%
BSP	99,732,203	67.6
CSP	90,508,079	54.4
SLA	65,020,234	53.6

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

36	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

As of February 28,2014, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
ASP
Whole Loans	$—	$—	$18,795,143	$18,795,143
Corporate Note	—	—	3,535,000	3,535,000
Corporate Bonds	1,870,328	13,947,688	—	15,818,016
U.S. Government Agency Mortgage-Backed Securities	—	6,253,191	—	6,253,191
Preferred Stocks	18,358,504	—	—	18,358,504
Real Estate Owned	—	—	1,700,000	1,700,000
Short-Term Investment	1,474,112	—	—	1,474,112

Total Investments	$21,702,944	$20,200,879	$24,030,143	$65,933,966

BSP
Whole Loans	$—	$—	$88,542,203	$88,542,203
Corporate Notes	—	—	11,190,000	11,190,000
Corporate Bonds	5,683,351	39,294,729	—	44,978,080
U.S. Government Agency Mortgage-Backed Securities	—	7,612,294	—	7,612,294
Asset-Backed Security	—	904,970	—	904,970
Preferred Stocks	55,712,557	—	—	55,712,557
Short-Term Investment	2,044,325	—	—	2,044,325

Total Investments	$63,440,233	$47,811,993	$99,732,203	$210,984,429

CSP
Whole Loans	$—	$—	$90,508,079	$90,508,079
Private Mortgage-Backed Security†	—	—	—	—
Corporate Bonds	6,307,903	60,170,062	—	66,477,965
U.S. Government Agency Mortgage-Backed Securities	—	9,738,281	—	9,738,281
Preferred Stocks	61,135,816	—	—	61,135,816
Short-Term Investment	2,545,312	—	—	2,545,312

Total Investments	$69,989,031	$69,908,343	$90,508,079	$230,405,453

SLA
Whole Loans	$—	$—	$56,435,234	$56,435,234
Corporate Notes	—	—	8,585,000	8,585,000
Corporate Bonds	4,495,132	37,732,231	—	42,227,363
U.S. Government Agency Mortgage-Backed Securities	—	15,481,748	—	15,481,748
Asset-Backed Security	—	904,971	—	904,971
Preferred Stocks	46,039,248	—	—	46,039,248
Short-Term Investment	2,476,349	—	—	2,476,349

Total Investments	$53,010,729	$54,118,950	$65,020,234	$172,149,913

† This category includes one security classified in Level 3 which is valued at zero.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	37

Notes to Financial Statements

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Fund	Whole Loans	Corporate Notes	Private Mortgage- Backed Security†	Real Estate Owned	Total Fair Value
ASP
Balance as of August 31, 2013	$13,719,843	$3,535,000	$—	$1,700,000	$18,954,843
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	379	—	—	—	379
Net change in unrealized appreciation or depreciation	227,665	—	—	—	227,665
Purchases	5,140,000	—	—	—	5,140,000
Sales	(292,744)	—	—	—	(292,744)

Balance as of February 28, 2014	$18,795,143	$3,535,000	$—	$1,700,000	$24,030,143

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2014	$227,665	$—	$—	$—	$227,665

BSP
Balance as of August 31, 2013	$92,806,490	$11,300,000	$—	$—	$104,106,490
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	(3,606,595)	—	—	—	(3,606,595)
Net change in unrealized appreciation or depreciation	3,987,862	(110,000)	—	—	3,877,862
Purchases	—	—	—	—	—
Sales	(4,645,554)	—	—	—	(4,645,554)

Balance as of February 28, 2014	$88,542,203	$11,190,000	$—	$—	$99,732,203

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2014	$514,987	$(110,000)	$—	$—	$404,987

CSP
Balance as of August 31, 2013	$94,435,747	$—	$—	$—	$94,435,747
Accrued discounts/premiums	—	—	383	—	383
Realized gain (loss)	(45,035)	—	—	—	(45,035)
Net change in unrealized appreciation or depreciation	701,226	—	(383)	—	700,843
Purchases	3,024,094	—	—	—	3,024,094
Sales	(7,607,953)	—	—	—	(7,607,953)

Balance as of February 28, 2014	$90,508,079	$—	$—	$—	$90,508,079

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2014	$(63,325)	$—	$(383)	$—	$(63,708)

SLA
Balance as of August 31, 2013	$49,236,724	$8,620,000	$—	$—	$57,856,724
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation or depreciation	2,689,488	(35,000)	—	—	2,654,488
Purchases	7,625,205	—	—	—	7,625,205
Sales	(3,116,183)	—	—	—	(3,116,183)

Balance as of February 28, 2014	$56,435,234	$8,585,000	$—	$—	$65,020,234

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2014	$2,689,488	$(35,000)	$—	$—	$2,654,488

† This category includes one security classified in Level 3 which is valued at zero for CSP.

38	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

During the six-month period ended February 28, 2014, the funds recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities, Asset-Backed Securities, and Corporate Bonds

U.S. government agency mortgage-backed securities, asset-backed securities, and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. If the USBAM valuation committee concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made that incorporates other relevant factors (e.g., appraisal of loan collateral). Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the funds’ and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	39

Notes to Financial Statements

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Real Estate Owned

Real Estate Owned properties are valued, whenever possible, using an appraisal or broker’s opinion of value. If an appraisal or broker’s opinion is not available, a property is valued at the current average loss recovery on commercial mortgage-backed securities (the “average recovery rate” methodology).

40	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

For commercial, multifamily and single family whole loans and corporate notes, if USBAM’s valuation committee concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made as described below:

Quantitative Information about Level 3 Fair Value Measurements

Fund	Fair Value as of February 28, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
ASP
Commercial Whole Loans	$3,635,366	Discounted Cash Flow	Yield Spread	2.16% – 2.20% (2.19%)
			Debt Service Coverage Ratio	0.69 – 1.61 (1.37)
Commercial Whole Loans and Corporate Notes	17,569,125	Price Ceiling	N/A	N/A
Commercial Whole Loans	1,033,556	Price Floor	Loss Severity	44.4%
Single Family Whole Loans	48,492	Discounted Cash Flow	Yield Spread	1.32% – 3.00% (2.67%)
Single Family Whole Loans	43,604	Price Ceiling	N/A	N/A
Real Estate Owned	1,700,000	Appraisal	N/A	N/A

BSP
Commercial & Multifamily Whole Loans	$33,775,251	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.12% – 2.20% (2.16%) 0.64 – 1.16 (0.95)
Commercial Whole Loans and Corporate Notes	47,157,256	Price Ceiling	N/A	N/A
Multifamily Whole Loans	4,892,800	Price Floor	Loss Severity	44.4%
Single Family Whole Loans	127,124	Price Ceiling	N/A	N/A
Multifamily Whole Loans	13,779,772	Appraisal	N/A	N/A

CSP*
Commercial & Multifamily Whole Loans	$22,107,294	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.12% – 2.20% (2.14%) 0.00 – 1.87 (1.29)
Commercial & Multifamily Whole Loans	47,046,924	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	10,946,511	Price Floor	Loss Severity	44.4%
Commercial & Multifamily Whole Loans	10,407,350	Appraisal	N/A	N/A

SLA
Commercial & Multifamily Whole Loans	$25,609,147	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.12% – 2.30% (2.21%) 1.00 – 2.44 (1.40)
Commercial & Multifamily Whole Loans, Corporate Notes	30,787,691	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	3,873,396	Price Floor	Loss Severity	44.4%
Multifamily Whole Loans	4,750,000	Appraisal	N/A	N/A

* The fund’s investments classified as Level 3 include a private mortgage-backed security that is fair valued at zero.

Valuation Process for Fair Value Measurements Categorized within Level 3

The funds’ board of directors (the “board”) has adopted policies and procedures for the valuation of the funds’ investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM’s investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	41

Notes to Financial Statements

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized gains on sales of securities for the funds are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date.

The funds will provide a notice, as required by Section 19(a) of the Investment Company Act, for any distribution that does not consist solely of net investment income. Any such notice will provide information regarding the estimated amounts of the distribution derived from net investment income, net realized capital gains, and return of capital. Such notices will be for informational purposes only and the amounts indicated in such notices likely will differ from the ultimate federal income tax characterization of distributions reported to shareholders on Form 1099-DIV after year end.

Distributions are payable in cash or, pursuant to the funds’ dividend reinvestment plans, reinvested in additional shares of the funds’ capital stock. Under each fund’s plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds will issue new shares at a discount of up to 5% from the current market price.

The funds receive substantial distributions from holdings in real estate investment trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to a fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

Federal Taxes

Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Each fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes. As of February 28, 2014, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale losses, paydown gains and losses, tax mark-to-market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997, tax deductions for real estate owned, and investments in REITs. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend

42	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the funds.

The character of distributions paid during the six-month period ended February 28, 2014, (estimated) and the fiscal year ended August 31, 2013, were as follows:

	ASP		BSP
	02/28/14	8/31/13	02/28/14	8/31/13
Distributions paid from:
Ordinary income	$1,216,508	$3,215,812	$4,795,722	$9,351,660
Long-term capital gains	3,404,529	1,422,150	—	—

Total	$4,621,037	$4,637,962	$4,795,722	$9,351,660

	CSP		SLA
	02/28/14	8/31/13	02/28/14	8/31/13
Distributions paid from:
Ordinary income	$5,552,567	$9,823,773	$3,065,381	$7,943,336
Long-term capital gains	—	—	4,613,532	—

Total	$5,552,567	$9,823,773	$7,678,913	$7,943,336

As of August 31, 2013, the components of accumulated earnings (deficits) on a tax basis were as follows:

	ASP	BSP	CSP	SLA
Undistributed ordinary income	$26,332	$222,994	$1,202,801	$364,651
Undistributed long-term capital gains	3,378,267	—	—	4,613,334
Accumulated capital and post-October losses	—	(4,092,712)	(38,059,098)	—
Unrealized appreciation (depreciation)	(4,719,376)	(38,636,437)	(35,949,989)	(14,140,420)
Other accumulated gain (loss)	1,176,402	(105,083)	(1,728,635)	(559,076)

Accumulated earnings (deficits)	$(138,375)	$(42,611,238)	$(74,534,921)	$(9,721,511)

The difference between book and tax basis unrealized appreciation (depreciation) at August 31, 2013, is attributable to adjustments for REITs, tax deferral of losses on wash sales, and a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the following funds had capital loss carryovers as of August 31, 2013, the funds’ most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

	Expiration
Fund	2015	2016	2017	2018	2019	Indefinite	Total
ASP	$—	$—	$—	$—	$—	$—	$—
BSP	—	—	1,884,191	2,208,521	—	—	4,092,712
CSP	551,492	381,985	5,238,593	2,790,093	8,176,579	16,279,297	33,418,039
SLA	—	—	—	—	—	—	—

During the fiscal year, BSP and SLA utilized capital loss carryovers in the amounts of $4,301,698 and $1,578,427, respectively.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	43

Notes to Financial Statements

The funds incurred a loss for tax purposes for the period from November 1, 2012 to August 31, 2013. As permitted by tax regulations, the funds intend to elect to defer and treat the losses as arising in the fiscal year ending August 31, 2014. The deferred losses were as follow:

Fund	Amount
ASP	$—
BSP	—
CSP	4,641,059
SLA	—

Whole Loans

Whole loans may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. The funds may invest in single family, multifamily, and commercial loans. Each fund currently limits its investment in commercial loans to 50% of its total assets. A participating loan is a whole loan which contains provisions for the lender to participate in the income stream provided by the property, including net cash flow and capital proceeds. CSP and SLA received income during the period from participating loans on which the mortgage obligation had previously been fully repaid. An outstanding participating loan agreement may provide excess cash flows and certain appreciation rights after the mortgage obligation has been fully paid and before the sale of the property to a third party.

At February 28, 2014, no single family or commercial loans in ASP were 120 or more days delinquent.

At February 28, 2014, BSP had two multifamily loans representing 3.37% of total net assets and 19.87% of total multifamily loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 28, 2014, no single family or commercial loans were 120 or more days delinquent.

At February 28, 2014, CSP had four multifamily loans representing 3.88% of total net assets and 27.07% of total multifamily loans outstanding and five commercial loans representing 9.43% of total net assets and 23.66% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

At February 28, 2014, SLA had one multifamily loan representing 3.92% of total net assets and 35.90% of total multifamily loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 28, 2014, no commercial loans were 120 or more days delinquent.

The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss.

Real estate may be acquired through foreclosure or deed in lieu of foreclosure on whole loans or similar obligations. The funds may receive rental or other income as a result of holding real estate. This income would generally fail to meet the test for “qualifying income” set forth in Section 851 of the Internal Revenue Code and could result in adverse tax consequences to the funds. In addition, the funds may incur expenses associated with maintaining or improving any real estate owned. Real estate income is recorded on a net basis in the income section of the funds’ Statement of Operations. Capital improvements are recorded as an addition to the cost basis of the property, which will increase any loss at sale. As of February 28, 2014, ASP held real estate owned through foreclosure as follows:

Fund	2/28/14 Cost	2/28/14 Value	Unrealized Depreciation
ASP
The Storage Place	$3,189,940	$1,700,000	$(1,489,940)

44	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

The net operating income and capital improvements for the six-month period ended February 28, 2014 were:

Fund	Gross Rental Income	Operating Expenses	Net Operating Income (Loss)	Improvements
ASP
The Storage Place	$129,261	$100,872	$28,389	$—

As of and for the six-month period ended February 28, 2014, BSP, CSP, and SLA owned no real estate.

Mortgage Servicing Rights

The funds may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change. As of and for the six-month period ending February 28, 2014, the funds held no mortgage servicing rights.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2014, the funds had no outstanding when-issued or forward-commitment securities.

Borrowings & Reverse Repurchase Agreements

Effective July 18, 2011, the funds entered into loan agreements with Bank of America, N.A. (“BofA”). Under the loan agreements, as amended, BofA has agreed to make credit facilities available to ASP, BSP, CSP, and SLA up to $15,000,000, $61,000,000, $65,000,000, and $40,000,000, respectively. Each credit facility continue on a revolving basis unless terminated in writing by BofA upon 180 days notice. Loans made under the loan agreements are secured by the respective fund’s holdings in REIT preferred stock and corporate bonds and bear interest at one-month LIBOR plus 0.85%. In addition, for any month in which less than 80% of a fund’s facility limit is outstanding, the respective fund pays a commitment fee equal to 0.40% per annum on the average daily undrawn portion of the respective fund’s facility limit.

The funds may also borrow money by entering into reverse repurchase agreements, which involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price. Borrowings may increase volatility of the funds’ net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Each fund is subject to a restriction on borrowing under which each fund must maintain asset coverage of at least 300%. The interest expense incurred on borrowings is recognized as “Interest Expense” in the Statements of Operations. For the six-month period ended February 28, 2014, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $20,502,000, $64,539,000, $68,726,833, and $52,868,333, respectively, and the weighted average interest rates paid by the funds on such borrowings were 0.82%, 0.95%, 0.93%, and 0.84%, respectively.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	45

Notes to Financial Statements

The table below shows the offsetting assets and liabilities relating to the reverse repurchase agreements shown on the Statement of Assets and Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount (1)
ASP
Reverse Repurchase Agreements	$5,946,000	$—	$5,946,000	$—	$5,946,000	$—

BSP
Reverse Repurchase Agreements	$7,321,000	$—	$7,321,000	$—	$7,321,000	$—

CSP
Reverse Repurchase Agreements	$9,452,000	$—	$9,452,000	$—	$9,452,000	$—

SLA
Reverse Repurchase Agreements	$14,812,000	$—	$14,812,000	$—	$14,812,000	$—

(1) Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts. Net amount excludes exchange traded derivatives.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds’ custodian or sub-custodian until maturity of the repurchase agreement. All agreements require that the daily market value of the eligible securities be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. As of February 28, 2014, the funds had no outstanding repurchase agreements.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Period End

On January 23, 2014, ASP and SLA announced that each fund’s directors had approved proposals to reorganize the funds into a newly-organized closed-end fund managed by NFA and sub-advised by NAM, both current sub-advisors of the funds. It was anticipated that the proposals would have been submitted to shareholders of each fund for a vote at a special meeting of shareholders anticipated to be held during the second quarter of 2014.

On March 27, 2014, ASP and SLA announced that the previously announced reorganization will not occur as originally planned. It is expected that the directors will consider a revised reorganization proposal from USBAM, NFA, and NAM at a meeting to be held in late April 2014 and that further information will be announced at that time.

On April 14, 2014, TIAA-CREF announced an agreement to acquire Nuveen Investments, Inc. The acquisition is expected to be completed by December 31, 2014, subject to customary closing conditions, including approval by

46	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

the shareholders of the funds. The current sub-advisors of the funds, NFA and NAM, are, respectively, direct and indirect wholly-owned subsidiaries of Nuveen Investments, Inc.

(3)	Fees and Expenses

Investment Advisory Fees

Pursuant to investment advisory agreements with each fund, USBAM, a subsidiary of U.S. Bank National Association (“U.S. Bank”), manages the funds’ assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund’s average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee may not exceed, in the aggregate, 1/12 of 0.725% of the respective fund’s average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund’s average weekly net assets. For its fees, USBAM provides investment advice and, in general, conducts the management and investment activities of the funds.

The funds may invest in money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to the investing funds and the related money market funds, USBAM will reimburse to each investing fund an amount equal to that portion of USBAM’s investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee reimbursements” in the Statements of Operations.

Nuveen Asset Management, LLC (“NAM”) and Nuveen Fund Advisors, Inc. (“NFA”) each serve as investment sub-advisor to each fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes investment decisions for the funds, places purchase and sale orders for each fund’s portfolio transactions, and employs the funds’ portfolio managers and the securities analysts that provide research services relating to the funds. NFA provides certain other investment sub-advisory services to the funds, including assisting in the supervision of each fund’s investment program, risk monitoring, managing the forms and level of leverage employed by a fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of a fund’s portfolio, and assisting with pricing of a fund’s portfolio securities.

With respect to each fund, USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. For ASP, BSP, and CSP, USBAM pays NAM a monthly fee in an amount equal to an annualized rate of 0.10% of the respective fund’s average weekly net assets and 3.00% of the daily gross income accrued by such fund during the month (i.e., investment income, including amortization of discount income, other than gains from the sale of securities or gains received from options and futures contracts less interest on money borrowed by the fund). The monthly investment sub-advisory fee may not exceed, in the aggregate, 1/12 of 0.45% of the respective fund’s average weekly net assets during the month (approximately 0.45% on an annual basis). For SLA, USBAM pays NAM a monthly fee in an amount equal to an annualized rate of 0.30% of the fund’s average weekly net assets.

For ASP, BSP, and CSP, USBAM pays NFA a monthly fee in an amount equal to 1.50% of the daily gross income accrued by the respective fund during the month (i.e., investment income, including amortization of discount income, other than gains from the sale of securities or gains received from options and futures contracts less interest on money borrowed by the fund). The monthly investment sub-advisory fee may not exceed, in the aggregate, 1/12 of 0.175% of the respective fund’s average weekly net assets during the month (approximately 0.175% on an annual basis). For SLA, USBAM pays NFA a monthly fee in an amount equal to an annualized rate of 0.10% of the funds average weekly net assets.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	47

Notes to Financial Statements

Administration Fees

USBAM serves as the funds’ administrator pursuant to administration agreements between USBAM and each fund. Under these agreements, USBAM receives a monthly administration fee from each fund in an amount equal to 0.25% of the fund’s average weekly net assets. For its fee, USBAM provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Pursuant to a sub-administration agreement between USBAM and NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.10% of the average weekly net assets of each fund for certain administrative and other services that NFA provides to the funds.

Custodian Fees

U.S. Bank serves as each fund’s custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund’s average weekly net assets. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended February 28, 2014, custodian fees for ASP, BSP, CSP, and SLA were increased by $1, $4, $3, and $0 as a result of overdrafts and reduced by $3, $3, $8, and $15, as a result of interest earned, respectively.

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors’ fees and expenses, insurance, pricing, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses.

Expenses that are directly related to a fund are charged directly to that fund. Other operating expenses of the First American Family of Funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods.

(4)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 28, 2014, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ASP	$7,806,887	$11,266,920
BSP	7,015,758	7,497,754
CSP	8,266,663	15,009,013
SLA	15,483,139	17,670,610

(5)	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

48	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

Notice to Shareholders	(unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how each fund voted proxies relating to portfolio securities, is available without charge upon request by calling 800.677.3863 and on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The funds are required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The funds will make portfolio holdings information publicly available by posting the information at FirstAmericanFunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT	49

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

• First American Funds, Inc.	• American Municipal Income Portfolio Inc.
• American Strategic Income Portfolio Inc.	• Minnesota Municipal Income Portfolio Inc.
• American Strategic Income Portfolio Inc. II	• First American Minnesota Municipal Income Fund II, Inc.
• American Strategic Income Portfolio Inc. III	• American Income Fund Inc.
• American Select Portfolio Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

50	FIRST AMERICAN MORTGAGE FUNDS	2014 SEMIANNUAL REPORT

BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of First American Mortgage Funds

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of First American Mortgage Funds

Director of Charterhouse Group, Inc.

John Kayser

Director of First American Mortgage Funds

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of First American Mortgage Funds

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Mortgage Funds

Owner and President of Jim Wade Homes

First American Mortgage Funds’ Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Strategic Income Portfolio Inc.

American Strategic Income Portfolio Inc. II

American Strategic Income Portfolio Inc. III

American Select Portfolio Inc.

2014 Semiannual Report

U.S. Bancorp Asset Management, Inc. is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2014    0047-14    WHOLELOAN-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 21, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 21, 2014